UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2006

Check here if Amendment: ___; Amendment Number:   ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Palo Alto Investors, LLC
Address:  470 University Avenue
          Palo Alto, CA 94301

Form 13F File Number:    28-10266

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     William L. Edwards
Title:    President of Palo Investors, Manager
Phone:    (650) 325-0772

Signature, Place and Date of Signing:


/s/ William L. Edwards             Palo Alto, CA       July 31, 2006


Report Type (Check only one.):

XX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      74

Form 13F Information Table Value Total:      803,346 x 1000


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NAME OF ISSUER         TITLE                                                        VOTING AUTH
                       OF                                          INV.  OTHER
                       CLASS CUSIP     VALUE      SHARES    SH/PR  DISC. MGR
                                       X1000                N
                                                                                 SOLE   SHR   NONE


ATP Oil & Gas Corp.    Comm  00208J10  47800      1140000   SH     Sole         114000
                       on    8                                                       0
Akaimai Technologies   Comm  00971T10  15761      552937    SH     Sole         552937
                       on    1
Alberta Clipper        Comm  01285R10  7272       1836482   SH     Sole         183648
Energy Inc             on    4                                                       2
Align Technology       Comm  01625510  13764      1862500   SH     Sole         186250
                       on    1                                                       0
Allis Chalmers Corp    Comm  01964550  7166       2193967   SH     Sole         219396
                       on    6                                                       7
American Medical       Comm  02744M10  583        35000     SH     Sole          35000
Systems                on    8
Anesiva Inc.           Comm  03460L10  996        131050    SH     Sole         131050
                       on    0
Anglo American         Comm            24         4000      SH     Sole           4000
Platinum               on
Anglo American         Comm  03485510  183        1833      SH     Sole           1833
Platinum ADR           on    6
Arena Pharmaceuticals  Comm  04004710  125        10800     SH     Sole          10800
                       on    2
ArthroCare Corp        Comm  04313610  51503      1225973   SH     Sole         122597
                       on    0                                                       3
Aspect Medical         Comm  04523510  558        32000     SH     Sole          32000
Systems                on    8
Bear Creek Mining      Comm  07380n10  124        23790     SH     Sole          23790
Group                  on    4
Biogen IDEC Inc.       Comm  09062X10  12304      265631    SH     Sole         265631
                       on    3
Biomarin               Comm  09061G10  27093      1885398   SH     Sole         188539
Pharmaceuticals Inc    on    1                                                       8
Biosite Inc.           Comm  09094510  10888      238467    SH     Sole         238467
                       on    6
Boston Scientific      Comm  10113710  287        17038     SH     Sole          17038
Corp.                  on    7
BroadVision            Comm  11141260  1011       2021566   SH     Sole         202156
                       on    7                                                       6
Cache Inc              Comm  12715030  13940      803900    SH     Sole         803900
                       on    8
CalFrac Well Services  Comm  12958410  8647       400000    SH     Sole         400000
                       on    8
Canadian Superior      Comm  13664410  16100      9970100   SH     Sole         997010
Energy                 on    1                                                       0
Cheniere Energy        Comm  16411R20  5948       152500    SH     Sole         152500
                       on    8
Collagenex Pharma      Comm  19419B10  2047       170900    SH     Sole         170900
                       on    0
Conceptus Inc          Comm  20601610  7878       577600    SH     Sole         577600
                       on    7
Connetics Corp.        Comm  20819210  1235       105000    SH     Sole         105000
                       on    4
ConocoPhillips         Comm  20825C10  341        5200      SH     Sole           5200
                       on    4
Corcept Therapeutics   Comm  21835210  182        45000     SH     Sole          45000
Inc                    on    2
Curon Medical, Inc.    Comm  23129210  159        1197149   SH     Sole         119714
                       on    3                                                       9
Cyberonics             Comm  23251P10  7008       328709    SH     Sole         328709
                       on    2
Cytyc Corporation      Comm  23294610  4651       183400    SH     Sole         183400
                       on    3
Digital Insight Corp   Comm  25385P10  9254       269884    SH     Sole         269884
                       on    6
Digital River          Comm  25388B10  40005      990479    SH     Sole         990479
                       on    4
Ember Resources        Comm            5319       2185000   SH     Sole         218500
                       on                                                            0
Endeavour              Comm  29259G10  9550       3995800   SH     Sole         399580
International          on    1                                                       0
Flotek Industries      Comm  34338910  17820      1146000   SH     Sole         114600
                       on    2                                                       0
Forbes Medi-Tech Inc   Comm  34490710  5384       3271630   SH     Sole         327163
                       on    0                                                       0
Foxhollow              Comm  35166A10  45753      1730866   SH     Sole         173086
Technologies           on    3                                                       6
Gastar Exploration     Comm  36729910  8963       3750000   SH     Sole         375000
                       on    4                                                       0
Geerlings & Wade       Comm  36847310  1011       722270    SH     Sole         722270
                       on    4
Harvest Natural        Comm  41754V10  15506      1145200   SH     Sole         114520
Resources              on    3                                                       0
Kyphon Inc             Comm  50157710  21401      557900    SH     Sole         557900
                       on    0
Laboratory Corp of     Comm  50540R40  2738       44000     SH     Sole          44000
America                on    9
Medtronic Inc          Comm  58505510  1905       40600     SH     Sole          40600
                       on    6
Merck & Co. Inc        Comm  58933110  2769       76000     SH     Sole          76000
                       on    7
Molecular Devices      Comm  60851C10  265        8685      SH     Sole           8685
Corp                   on    7
Momenta Pharma         Comm  60877T10  14862      1169300   SH     Sole         116930
                       on    0                                                       0
NPS Pharmaceuticals    Comm  62936P10  596        122100    SH     Sole         122100
                       on    3
Nexprise Inc.          Comm  65333Q20  109        364799    SH     Sole         364799
                       on    2
On Track Innovation    Comm  M8791A10  19941      2449513   SH     Sole         244951
                       on    9                                                       3
Packateer              Comm  69521010  215        19000     SH     Sole          19000
                       on    4
Pain Therapeutics      Comm  69562K10  4709       563900    SH     Sole         563900
                       on    0
Peets Coffee & Tea     Comm  70556010  31732      1051075   SH     Sole         105107
Inc                    on    0                                                       5
Petroquest Energy      Comm  71674810  12280      1000000   SH     Sole         100000
                       on    8                                                       0
PharmChem Labs         Comm  71713310  3          1190180   SH     Sole         119018
                       on    2                                                       0
Pharmion Corp          Comm  71715B40  937        55000     SH     Sole          55000
                       on    9
Plains Exploration &   Comm  72650510  28378      700000    SH     Sole         700000
Production, Co.        on    0
Preview Systems, Inc.  Comm  74137910  2          796981    SH     Sole         796981
                       on    1
Quest Diagnostics      Comm  74834L10  2517       42000     SH     Sole          42000
                       on    0
Questcor               Comm  74835Y10  1532       901300    SH     Sole         901300
Pharmaceuticals, Inc.  on    1
Range Resources Corp   Comm  75281A10  27979      1029000   SH     Sole         102900
                       on    9                                                       0
Restoration Hardware   Comm  76098110  17776      2475733   SH     Sole         247573
                       on    0                                                       3
SFBC Intl Inc.         Comm  784121AB  1960       129305    SH     Sole         129305
                       on    1
San Juan Basin Trust   Comm  79824110  565        14500     SH     Sole          14500
                       on    5
Savient Pharma         Comm  80517Q10  51383      9787300   SH     Sole         978730
                       on    0                                                       0
Spectranectics Corp    Comm  84760C10  1086       101300    SH     Sole         101300
                       on    7
St. Jude Medical Inc   Comm  79084910  23936      738325    SH     Sole         738325
                       on    3
Strategic Diagnostic   Comm  86270010             10000     SH     Sole          10000
                       on    1
Superior Energy        Comm  86815710  48311      1425100   SH     Sole         142510
Services Inc           on    8                                                       0
Toreador Resources     Comm  89105010  15452      549300    SH     Sole         549300
Corp                   on    6
UTS Energy Corp.       Comm  90339610  13170      2500000   SH     Sole         250000
                       on    9                                                       0
Ultra Petroleum Corp   Comm  90391410  5927       100000    SH     Sole         100000
                       on    9
Valley Media           Comm  91972C10             15000     SH     Sole          15000
                       on    6
W-H Energy Services    Comm  92925E10  396        7800      SH     Sole           7800
                       on    8
WebSense               Comm  94768410  23920      1164544   SH     Sole         116454
                       on    6                                                       4


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